UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23336

Variant Alternative Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

 (Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

 Date of reporting period: October 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

VARIANT ALTERNATIVE INCOME FUND
(a Delaware Statutory Trust)

Semi-Annual Report

For the Period Ended October 31, 2018

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Table of Contents
For the Period Ended October 31, 2018 (Unaudited)

Schedule of Investments	2-3
Statement of Assets, Liabilities and Shareholders' Equity	4
Statement of Operations	5
Statement of Changes in Shareholders' Equity	6
Statement of Cash Flows	7
Financial Highlights	8-9
Notes to Financial Statements	10-16
Other Information	17-18

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Schedule of Investments
October 31, 2018 (Unaudited)

Investments in private investment companies — 42.8%	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Redemption Permitted	Redemption Notice Period
Life Settlements
Life Assets Trust S.A. Compartment VII	10/1/2017	$2,000,000	$2,136,382	8.3%	Y	Redemption permitted and is in process. Funds will be received between 12/31/18 to 1/4/19.
Litigation Finance
Virage Capital Partners LP	9/1/2018	2,750,000	2,750,000	10.7	N	N/A
Music Royalties
Primary Wave Music IP Fund 1, LP	11/8/2017	554,747	481,394	1.9	N	N/A
Portfolio Finance
Crestline Portfolio Financing Fund, L.P.	4/25/2018	495,762	500,244	2.0	N	N/A
Real Estate Equity
Montreux Healthcare Fund PLC	2/1/2018	2,000,000	2,026,918	7.9	Y	Redemption permitted with 180 business days prior written notice for a calendar quarter Valuation Day.
Prime Storage Fund II (Cayman), LP (a)	11/20/2017	453,601	403,277	1.6	N	N/A
		2,453,601	2,430,195	9.5
Secondaries
Blackrock Special Credit Opportunities, LP	6/29/2018	275,715	297,496	1.2	N	N/A
Specialty Finance
Highcrest Private Credit Income Fund, L.P.	10/31/2018	250,000	250,000	1.0	Y	Redemption permitted as of the close of business on the last day of each calendar month, provided the GP is notified not less than 35 days in advance of the applicable withdrawal day.
Transportation Finance
Hudson Transport Real Asset Fund LP	9/1/2018	1,500,000	1,500,000	5.8	Y	Redemption permitted on the last day of any calendar quarter upon not less than 90 days prior written notice. Request must be greater than $100k. Subject to a 2 year lock up period.
Warehouse Facilities
Palmer Square Senior Loan Fund, LLC *	4/30/2018	615,581	615,581	2.4	Y	Redemption permitted with 15 days prior written notice during withdrawal periods determined by the managing member.
Total investments in private investment companies		10,895,406	10,961,292	42.8

Investments in senior credit facilities — 28.0%
Portfolio Finance
BA Tech Credit Facility, 15.0%, due 10/1/2021 (a)	10/2/2018	2,000,000	2,000,000	7.8	N	N/A
Fairway America Fund VIIQP Note, 8.0%, due 10/31/18 (a)	10/27/2017	1,000,000	1,000,000	3.9	N	N/A
		3,000,000	3,000,000	11.7
Specialty Finance
Art Money Credit Facility, 11.0%, due 6/8/2021 (a)	6/12/2018	340,000	340,000	1.3	Y	Redemption permitted at no less than six months prior to 6/8/2019.
Portfolio Funding Facility, 10.81%, (1 month US Libor + 8.5%), due 6/30/2019 (a) (c)	5/29/2018	1,500,000	1,500,000	5.9	N	N/A
PFF LLC, 9.4%, 11/20/2020 thru 5/1/2021 (a)	11/20/2017	2,325,000	2,325,000	9.1	N	N/A
		4,165,000	4,165,000	16.3
Total investments in senior credit facilities		7,165,000	7,165,000	28.0

Investments in special purpose vehicles — 23.0%
Litigation Finance
YS Law Firm Financing VII (a)	4/5/2018	500,000	500,000	1.9	N	N/A
YS LC Diver PSP XXIV LLC (a)	10/12/2017	202,449	203,392	0.8	N	N/A
YS LC Diver PSP XXV LLC (a)	1/3/2018	212,094	213,765	0.8	N	N/A
YS LC Diver PSP XXVI LLC (a)	1/30/2018	124,311	125,580	0.5	N	N/A
YS LC Diver PSP XXVIII LLC (a)	8/21/2018	232,976	236,451	0.9	N	N/A
YS Soli CAMF I LLC (a)	12/7/2017	474,917	476,907	1.9	N	N/A
		1,746,747	1,756,095	6.8
Music Royalties
Round Hill Music Carlin Coinvest, LP (a) (b)	10/1/2017	1,000,000	997,466	3.9	N	N/A

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Schedule of Investments
October 31, 2018 (Unaudited) (continued)

Investments in special purpose vehicles — 23.0% (continued)	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Redemption Permitted	Redemption Notice Period
Real Estate Debt
545 Bergen Funding LLC (a)	11/23/2017	$400,000	$400,000	1.6%	N	N/A
Monticello BTH-3 (a)	7/1/2018	250,000	250,000	1.0	N	N/A
Monticello BTH-11 (a)	9/13/2018	250,000	250,000	1.0	N	N/A
Monticello BTH-13 (a)	8/10/2018	156,000	156,000	0.6	N	N/A
Monticello BTH-16 (a)	7/31/2018	250,000	250,000	1.0	N	N/A
Monticello BTH-18 (a)	5/30/2018	500,000	500,000	1.9	N	N/A
Monticello BTH-19 (a)	8/3/2018	195,000	195,000	0.8	N	N/A
Monticello BTH-20 (a)	9/18/2018	242,311	242,311	0.9	N	N/A
		2,243,311	2,243,311	8.8
Specialty Finance
LEAF SME SP8, 14.0%, due 6/18/2020 (a)	6/18/2018	94,517	94,517	0.4	N	N/A
LEAF SME SP9,13.5%, due 8/14/2020 (a)	8/14/2018	107,236	107,236	0.4	N	N/A
P2B Investor Inc, 10.19% (a)	1/30/2018	208,584	208,584	0.8	N	N/A
		410,337	410,337	1.6
Transportation Finance
YS Vessel Deconstruction I (a)	6/26/2018	500,000	500,000	1.9	N	N/A
Total investments in special purpose vehicles		5,843,013	5,907,209	23.0

Investments in money market instruments — 1.4%
Federated Treasury Obligations Fund, Institutional Shares, 2.09% (d)		367,576	367,576	1.4	N/A	N/A
Total investments in money market instruments		367,576	367,576	1.4

Total Investments (cost $24,328,377)			$24,401,077	95.2%

Other assets less liabilities			1,243,580	4.8

Net Assets			$25,644,657	100.0%

*	Non-income producing.

(a)	Value was determined using significant unobservable inputs.

(b)	100% of this private company is invested in one music catalog.

(c)	Variable rate security.

(d)	Rate listed is the 7-day effective yield at 10/31/18.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Statement of Assets, Liabilities and Shareholders’ Equity
October 31, 2018 (Unaudited)

Assets
Investments, at fair value (cost $24,328,377)	$24,401,077
Cash	319,858
Fund shares sold	100,640
Due from Investment Manager	1,772
Interest receivable	616,270
Dividends receivable	459,972
Prepaid offering costs	153,790
Other assets	62,635
Total Assets	26,116,014

Liabilities
Fund shares redeemed	100,640
Due to Investment Manager - offering costs	153,790
Directors fees payable	2,047
Professional fees payable	14,038
Accounting and administration fees payable	7,729
Chief Compliance Officer fees payable	852
Custody fees payable	2,354
Other	189,907
Total Liabilities	471,357

Net Assets	$25,644,657

Components of Net Assets:
Shareholders' Equity paid-in	$24,791,604
Total distributable earnings	853,053
Net Assets	$25,644,657

Institutional Class Shares:
Net assets applicable to shares outstanding	$25,544,017
Shares of common stock issued and outstanding	1,015,401
Net asset value per share	$25.16

Investor Class Shares:
Net assets applicable to shares outstanding	$100,640
Shares of common stock issued and outstanding	4,000
Net asset value per share	$25.16

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Statement of Operations
For the Period Ended October 31, 20181 (Unaudited)

Income
Interest	$811,557

Expenses
Investment management fee	20,445
Professional fees	14,038
Accounting and administration fees	7,729
Offering fees	13,981
Trustees' fees	2,047
Chief Compliance Officer fees	852
Insurance fees	1,126
Custody fees	2,354
Other expenses	4,830
Total Operating Expenses	67,402

Expense Waivers	(36,198)

Net Expenses	31,204

Net Investment Income	780,353

Net Change in Unrealized Appreciation on Investments
Net realized gain from investments	—
Net change in unrealized appreciation on investments	72,700

Net Change in Unrealized Appreciation on Investments	72,700

Net Increase in Net Assets from Operations	$853,053

[1]	For the period from October 1, 2018 (commencement of operations) to October 31, 2018.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Statement of Changes in Shareholders’ Equity

For the Period Ended October 31, 2018[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$780,353
Net realized gain on investments	—
Net change in unrealized appreciation (depreciation) on investments	72,700
Net increase in net assets resulting from operations	853,053

Distributions to Shareholders:
Distributions:[1]	—
Total distributions to shareholders	—

Capital Transactions:
Institutional Class Shares
Net proceeds from shares sold:	300,000
Proceeds from Reorganization:	24,391,604
Reinvestment of distributions:	—
Cost of shares redeemed:	(100,640)
Institutional Class Shares capital transactions	24,590,964

Investor Class Shares
Net proceeds from shares sold:	100,640
Reinvestment of distributions:	—
Cost of shares redeemed:	—
Investor Class Shares capital transactions	100,640

Net increase in net assets from capital transactions	24,691,604

Total increase in net assets	25,544,657

Net Assets:
Beginning of period	100,000
End of period[2]	$25,644,657

[1]	For the period October 1, 2018 (commencement of operations) to October 31, 2018. See Note 10 “Reorganization Information” in the Notes to the Financial Statements.

[2]	The requirement to disclose undistributed net investment income was eliminated in 2018.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Statement of Cash Flows
For the Period Ended October 31, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Shareholders' Equity from Operations	$853,053
Adjustments to reconcile Net Increase in Shareholders' Equity from Operations to net cash provided by operating activities:
Net change in unrealized appreciation on investments	(72,700)
Purchases of long term investments	(3,500,000)
Purchase of short-term investments, net	(777,541)
Changes in operating assets and liabilities:
Increase in prepaid offering costs	(153,790)
Increase in due from investment manager	(1,772)
Increase in interest receivable	(616,270)
Increase in other assets	(62,635)
Increase in due to Investment Manager	153,790
Increase in dividends receivable	459,972
Increase in professional fees payable	14,038
Increase in accounting and administration fees payable	7,729
Increase in directors fees payable	2,047
Increase in custody fees payable	2,354
Increase in Chief Compliance Officer fees payable	852
Increase in other fees payable	189,907
Net Cash Used in Operating Activities	(3,500,966)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of shares	300,000
Net Cash Provided by Financing Activities	300,000

CASH FLOWS FROM INVESTING ACTIVITIES
Cash proceeds from reorganization	3,420,824
Net Cash Provided by Investing Activities	3,420,824

Net change in cash	219,858

Cash at beginning of period	100,000

Cash at end of period	$319,858

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Financial Highlights
Investor Class

Per share operating performance. For a capital share outstanding throughout each period.
For the Period October 31, 2018* Through October 31, 2018
Net asset value, beginning of period	$25.16
Income from Investment Operations:
Net investment income	—
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	—

Less Distributions:
From net investment income	—
From net realized gains[2]	—
Total distributions	—

Net asset value, end of period	$25.16

Total return	N/A	[1]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100,640

Ratio of expenses to average net assets:
Before fees waived	N/A	[1]
After fees waived	N/A	[1]
Ratio of net investment income to average net assets:
Before fees waived	N/A	[1]
After fees waived	N/A	[1]

Portfolio turnover rate	0%[2]

*	Commencement of operations.

[1]	Investor shares launched on October 31, 2018 with no accrued expenses and income associated with it.

[2]	Not annualized.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Financial Highlights
Institutional Class

Per share operating performance. For a capital share outstanding throughout each period.
For the Period October 1, 2018* Through October 31, 2018
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income[1]	0.77
Net realized and unrealized gain (loss) on investments	(0.61)
Total from investment operations	0.16

Less Distributions:
From net investment income	—
From net realized gains	—
Total distributions	—

Net asset value, end of period	$25.16

Total return	0.64%[2]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,544,017

Ratio of expenses to average net assets:
Before fees waived	3.13%[3]
After fees waived	1.45%[3]
Ratio of net investment income to average net assets:
Before fees waived	34.55%[3]
After fees waived	36.23%[3]

Portfolio turnover rate	0%[2]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Not annualized.

[3]	Annualized.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Notes to Financial Statements
October 31, 2018 (Unaudited)

1. Organization

The Variant Alternative Income Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and reorganized as a Delaware statutory trust at the close of business September 28, 2018. Variant Investments, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Fund operates as an interval fund and commenced operations on October 1, 2018.

The Fund’s investment objective is to seek to provide a high level of current income by investing directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in alternative income generating investments. The Fund may allocate its assets through direct investments, and investments in a wide range of investment vehicles.

Investor Class Shares of the Fund may be subject to a Distribution and Servicing Fee of up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Investor Class Shares. There is no Distribution and Servicing Fee imposed on Institutional Class Shares.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

The Fund incurred offering costs of approximately 167,771, which are being amortized over a one-year period from October 1, 2018 (commencement of operations).

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of October 31, 2018.

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Notes to Financial Statements
October 31, 2018 (Unaudited) (continued)

3. Fair Value of Investments

(a) Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon Net Asset Value (“NAV”) as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by real estate. The debt offerings are short-term in nature and carry a fixed interest rate. The Fund has determined to value its investments in special purpose vehicles at cost as of October 31, 2018. During the period October 1, 2018 (commencement of operations) through November 30, 2018, the Investment Manager determined there were no credit impairments. Investments in SPV are categorized in Level 3 of the fair value hierarchy.

Investments in Senior Credit Facilities

The Fund has invested in senior credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The senior credit facilities have been made directly or through participation with private investment or operating companies. The investments in senior credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes: (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in senior credit facilities at cost as of October 31, 2018. During the period October 1, 2018 (commencement of operations) through October 31, 2018, the Investment Manager determined there were no material changes in interest rates or fundamental changes. Investments in senior credit facilities are categorized in Level 3 of the fair value hierarchy.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Notes to Financial Statements
October 31, 2018 (Unaudited) (continued)

3. Fair Value of Investments (continued)

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

At October 31, 2018, the Fund had private investment companies of $403,277 that did not qualify for the practical expedient because it is probable that the Fund could sell these investments for amounts that differ from the NAV’s provided by the underlying private investment companies. Private investment companies not qualifying for practical expedient were valued by the Fund through application of adjustments to the stated NAV’s reported by the underlying private investment companies. This is based on other relevant information available that the Fund feels has not been reflected in the most recent fair value. As a result, premiums ranging between 2% and 32% have been applied to the stated NAV’s. Investments in private investment companies that do not qualify for the practical expedient are categorized in Level 3 of the fair value hierarchy.

(c) Fair Value - Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of October 31,2018:

Investments, at fair value	Level 1	Level 2	Level 3	Net Asset Value	Total
Private Investment Companies	$—	$—	$403,277	$10,558,015	$10,961,292
Senior Credit Facilities	—	—	7,165,000	—	7,165,000
Special Purpose Vehicles	—	—	5,907,209	—	5,907,209
Short-Term Investments	367,576	—	—	—	367,576
Total Investments, at fair value	$367,576	—	$13,475,486	$10,558,015	$24,401,077

(d) Fair Value - Changes in Level 3 Measurements

The following table presents the changes in assets classified in Level 3 of the fair value hierarchy for the period October 1, 2018 (commencement of operations) to October 31, 2018:

	Private Investment Companies	Senior Credit Facilities	Special Purpose Vehicles
October 1, 2018 (commencement of operations)	$397,762	$5,165,000	$6,092,577
Realized gains (losses)	—	—	—
Unrealized gains (losses)	5,515	—	(185,368)
Purchases	—	2,000,000	—
Sales	—	—	—
October 31, 2018	$403,277	$7,165,000	$5,907,209

All transfers between fair value levels are recognized by the Fund at the beginning of each reporting period.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Notes to Financial Statements
October 31, 2018 (Unaudited) (continued)

3. Fair Value of Investments (continued)

(e) Fair Value - Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of October 31, 2018.

Investment Category	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Investment Companies	$ 403,277	Income	Projected rental income	8%
Senior Credit Facilities	7,165,000	Cost	N/A	N/A
Special Purpose Vehicles	5,907,209	Income	Interest	6.05% - 14%

(f) Fair Value - Valuation Processes

The Fund establishes valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund designates a Valuation Committee (the “Committee”) to oversee the entire valuation process of the Fund’s investments. The Committee is comprised of the three principals of the Investment Manager. The Committee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

The Committee meets on a monthly basis, or more frequently as needed, to determine the valuations of the Fund’s Level 3 investments. Valuations determined by the Committee are required to be supported by market data, third-party pricing sources, industry-accepted pricing models, counterparty prices, or other methods the Committee deems to be appropriate, including the use of internal proprietary pricing models.

The Fund periodically tests its valuations of Level 3 investments by comparing them to the most recent fair values reported and, if necessary, uses the findings to recalibrate its valuation procedures.

4. Capital Stock

The Fund offers two separate classes of shares of beneficial interest (“Shares”) designated as Institutional Class (“Institutional Class Shares”) and Investor Class (“Investor Class Shares”). Institutional Class Shares and Investor Class Shares are subject to different fees and expenses. The Fund may offer additional classes of Shares in the future.

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Institutional Class Shares by any investor is $1 million and the minimum initial investment in Investor Class Shares by any investor is $25,000. However, the Fund, in its sole discretion, may accept investments below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Neither Investor Class Shares nor Institutional Class Shares are subject to any initial sales charge. Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time. Investor Class Shares will not be offered until the Fund has received exemptive relief from the Securities and Exchange Commission (“SEC”) permitting the offering of multiple classes of Shares.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end interval fund which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Notes to Financial Statements
October 31, 2018 (Unaudited) (continued)

5. Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 0.95% on an annualized basis of the Fund’s “Managed Assets.” “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares) as of each month-end, subject to certain adjustments.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 1.70% and 1.45% of the average daily net assets of Investor Class Shares and Institutional Class Shares, respectively (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limitation. The Expense Limitation and Reimbursement Agreement has an initial one-year term, which ends on October 31, 2019. The Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms thereafter. Neither the Fund nor the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement during the initial term. After October 31, 2019, either the Fund or the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement upon 30 days’ written notice.

6. Other Agreements

Distribution and Services Agreement

The Fund has adopted a Distribution and Service Plan which allows the Fund to pay distribution and servicing fees for the sale and servicing of its Investor Class Shares. Under the Distribution and Service Plan, the Fund may pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Investor Class Shares (the “Distribution and Servicing Fee”) to the Fund’s Distributor and/or other qualified recipients. Payment of the Distribution and Servicing Fee is governed by the Distribution and Service Plan, which, pursuant to the conditions of a pending exemptive order issued by the SEC, has been adopted by the Fund with respect to Investor Class Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Servicing Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. Institutional Class Shares are not subject to the Distribution and Servicing Fee.

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Fund in connection with the continuous offering of shares of the Fund.

Fund Administration Agreement

The Fund has retained the Administrator, UMB Fund Services, Inc. (the “Administrator”) to provide administrative services, and to assist with operational needs. In consideration for these services, the Fund pays the Administrator a minimum monthly administration fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund, and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund and the Administrator.

Custodian Agreement

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum monthly custodian fee.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Notes to Financial Statements
October 31, 2018 (Unaudited) (continued)

7. Federal Income Taxes

At October 31, 2018, gross unrealized appreciation and depreciation on investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$24,328,377
Gross unrealized appreciation	$171,993
Gross unrealized depreciation	(99,293)
Net unrealized appreciation on investments	$72,700

8. Investment Transactions

For the period ended October 31, 2018, purchases and sales of investments, excluding short-term investments, were $3,500,000 and $0, respectively.

9. Accounting Update

On August 28, 2018, the FASB issued ASU No. 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. ASU 2018-13’s amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted. Management has adopted certain disclosures of ASU 2018-13 as permitted by the standard.

10. Reorganization Information

Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Variant Alternative Income Fund, L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund shared the same investment adviser and portfolio managers. Below is a breakout of assets, liabilities, and total net assets transferred as of the date of reorganization at the end of business September 28, 2018.

Assets:
Investments at Cost	$21,099,144
Investments at Value	21,794,004
Cash	3,424,801
Dividends Accrued	3,098
Miscellaneous Assets	8,833
Total Assets	25,230,736
Liabilities:
Management Payable	47,756
Audit Payable	39,004
Other Payable	57,512
Total Liabilities	144,272
Total Net Assets:	$25,086,464

1,003,458.564 shares were issued with an initial NAV of $25.00.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Notes to Financial Statements
October 31, 2018 (Unaudited) (continued)

11. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Other Information
October 31, 2018 (Unaudited)

Approval of Investment Management Agreement

At the meeting of the Board held on March 1, 2018, by a unanimous vote, the Board, including a majority of Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Directors”), approved the Investment Management Agreement between the Investment Manager and the Fund (the “Investment Management Agreement”).

In advance of the March 1, 2018 meeting, the Independent Directors requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The Independent Directors reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Directors then met separately with independent counsel to the Independent Directors for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Adviser to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Investment Manager, including, among other things, providing office facilities, equipment, and personnel. Furthermore, any staff of the Investment Manager that will be engaged in marketing the Fund would be registered and operating as representatives of Foreside Fund Services, LLC (“Foreside” or the “Distributor”), the Fund’s principal underwriter. The Board also reviewed and considered the qualifications of the key personnel of the Adviser who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Advisers’ key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Advisers’ compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services to be provided was satisfactory.

PERFORMANCE

The Board considered the investment experience of the Adviser. Because the Fund had not yet commenced operations, the Board was not able to review Fund performance. However, the Board was able to review the performance of the Predecessor Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT MANAGERS

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund. The Board also reviewed the proposed distribution fee to be paid to Foreside by the Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds. The Board concluded that the advisory fees to be paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s investment management under the Advisory Agreement. The Board considered the Fund’s advisory fees and concluded that the fees were reasonable and satisfactory in light of the services to be provided. The Board also determined that, since the Fund has no assets, economies of scale were not present at this time.

PROFITABILITY OF INVESTMENT MANAGER AND AFFILIATES

Due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

Variant Alternative Income Fund
(a Delaware Statutory Trust)

Other Information
October 31, 2018 (Unaudited) (continued)

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Adviser from their management of the Fund, including, without limitation, the ability to market their advisory services for similar products in the future. The Board noted that the Adviser did not have affiliations with the Fund’s transfer agent, administrator, custodian or private placement agent and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Investment Management Agreement for an initial two-year term.

This page intentionally left blank.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Variant Alternative Income Fund

By (Signature and Title)*		/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	January 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	January 3, 2019

By (Signature and Title)*		/s/ Curt Fintel
Curt Fintel, Treasurer
(Principal Financial Officer)

Date	January 3, 2019

*	Print the name and title of each signing officer under his or her signature.